Transactions with related companies	12 Months Ended
Dec. 31, 2020
Hierarchy and fair value of financial instruments [Line Items]
Transactions with related companies

30.   Transactions with related companies

(a)The Group has carried out the following transactions with its related companies in the years 2020, 2019 and 2018:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Associates -
Revenues from:
Royalties	18,638	22,297	20,385
Energy	3,173	3,181	3,002
Supplies, note 26(a)	890	1,259	27
Mineral	211	683	1,321
Mining concessions, property, plant and equipment, note 26(a)	—	11	30

Purchase of:
Supplies	55	9	44

Services rendered to:
Administrative and Management services	672	359	214
Services of energy transmission	320	287	393
Operation and maintenance services related to energy transmission	280	287	290
Constructions services	72	4	—
Engineering services	—	—	348

Dividends received and collected from:
Compañía Minera Coimolache S.A.	3,649	4,011	7,623
Sociedad Minera Cerro Verde S.A.A.	—	29,377	39,169

Joint Venture -
Interest income:
Transportadora Callao S.A., note 27(a)	114	86	92

Non-controlling shareholders -
Dividends paid to:
Newmont Peru Limited - Sucursal del Perú	5,140	6,500	5,560

(b)As a result of the transactions indicated in the paragraph (a), the Group had the following accounts receivable and payable from/to associates:

	2020	2019
	US$(000)	US$(000)

Trade and other receivables, note 7(a)
Minera Yanacocha S.R.L.	5,604	5,920
Compañía Minera Coimolache S.A.	469	327
	6,073	6,247
Other receivables, note 7(a)
Transportadora Callao S.A.	2,035	1,951
Compañía Minera Coimolache S.A.	277	1,016
	2,312	2,967
	8,385	9,214

Trade and other payables, note 14(a)
Compañía Minera Coimolache S.A.	141	27
Sociedad Minera Cerro Verde S.A.A.	−	2
	141	29
Other payables, note 14(a)
Compañía Minera Coimolache S.A.	292	—
Other minor	36	51
	328	51

For the year ended December 31, 2020,2019 and 2018, there is no allowance for expected credit losses related to related parties accounts.

(c)S.M.R.L. Chaupiloma Dos de Cajamarca -

In accordance with mining lease, amended and effective on January 1, 1994, Minera Yanacocha S.R.L. pays the Group a 3% royalty based on quarterly production sold at current market prices, after deducting refinery and transportation costs. The royalty agreement expires in 2032.

(d)Key officers -

As of December 31, 2020 and 2019, loans to employees, directors and key personnel amounts to US $7,000 and US $31,000, respectively, are paid monthly and earn interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with Buenaventura or any of its Subsidiaries’ shares.

The Group’s key executives’ compensation (including the related income taxes assumed by the Group) for the years 2020 and 2019 are presented below:

	2020	2019
	US$(000)	US$(000)

Accounts payable:
Directors’ remuneration	1,797	1,746
Salaries	856	1,020
Bonus to officers	5,828	6,205

Total	8,481	8,971

Disbursements:
Salaries	11,586	12,690
Directors’ compensations	1,797	1,746
Total	13,383	14,436

(e)The account receivable from Consorcio Transportadora Callao corresponds to the disbursements made between 2011 and 2013 by the subsidiary El Brocal in order to participate in the joint venture (see note 10(c)). This account receivable generates interest at an annual rate of 6.25 percent plus LIBOR at 3 months and it is estimated that it will be collected from the year 2023.

Minera Yanacocha SRL and subsidiary [Member]
Hierarchy and fair value of financial instruments [Line Items]
Transactions with related companies

24.   Transactions with related parties

(a)The main transactions carried out by the Company with its related parties in the years 2020, 2019 and 2018 were:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Royalties accrued:
Affiliates:
S.M.R.L. Chaupiloma Dos de Cajamarca, note 18 and 1(a)	18,638	22,297	20,385

Services rendered by:
Affiliates:
Newmont Peru S.R.L. (management services) (b)	9,017	10,729	12,837
Newmont International Services	5,264	10,822	5,181
Newmont USA Limited	10,214	4,118	5,381

(b)Management services including key personnel are provided by a related party.

(c)As a result of the transactions indicated in the paragraph (a), the Company had the following accounts receivable and payable from and (or) to affiliates:

	2020	2019
	US$(000)	US$(000)

Balance receivable from related parties, note 6
Newmont International Services Limited	1,431	168
Newmont USA Limited	435	144
Oroplata S.A.	254	—
Suriname Gold Company	—	135
NVL, USA Limited, Delaware	156	102
Newmont Peru S.R.L.	22	26
Newmont Global Employment Limited	5	20
Others	(3)	3

	2,300	598

Balance payable for related parties, note 11
S.M.R Chaupiloma Dos de Cajamarca	4,596	4,863
Newmont International Service Limited	4,227	3,297
Newmont Peru S.R.L.	1,033	1,101
Newmont Technologies Limited.	142	1,042
Newmont USA Limited.	2,366	1,034
Newmont US Carlin Limited	—	3
Others	10	86

	12,374	11,426

All the balances above are of current maturity, have no specific guarantees and are not interest bearing.

For the years ended December 31, 2020, 2019 and 2018, there is no allowance for expected credit losses related to related parties accounts.